VIA EDGAR



                                                     January 29, 2007


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549


                           Re:      Gabelli Equity Series Funds, Inc.
                                    (Securities Act File No. 33-41913;
                                    Investment Company Act File No. 811-06367)
                                    POST-EFFECTIVE AMENDMENT NO. 21
Ladies and Gentlemen:

                  On behalf of Gabelli Equity Series Funds, Inc. (the "Company"), I hereby transmit for filing under the Securities Act of 1933 and the Investment Company Act of 1940, Post-Effective Amendment No. 21 (the "Amendment") to the Company's Registration Statement on Form N-1A (the "Registration Statement"), which, pursuant to Section 310 of Regulation S-T, has been tagged by the Company's administrator to indicate the changes from the previous amendment to the Registration Statement, filed on November 29, 2006.

                  We have reviewed the Amendment and represent that it does not contain disclosures which would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.

                  Laura Hatch of the Staff asked that we respond to two comments in our filing correspondence. Regarding her question as to why the Gabelli Small Cap Growth Fund has a value investing risk factor even though it is a growth fund, the Adviser believes that numerous growing companies are also potential candidates for the Adviser's method of value investing, which focuses on growth of capital and potential catalysts that would surface value rather than solely on traditional "value" criteria such as a discount to book value. Regarding her question relating to the supplying of portfolio-related information to the Investment Company Institute, the Fund no longer provides any portfolio related information to the ICI and will modify this disclosure accordingly.

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Securities and Exchange Commission
January 29 , 2007
Page 2

                  The Company has authorized us to state on its behalf that the Company acknowledges that it is responsible for the adequacy and accuracy of the disclosures in its filings; staff comments and changes to disclosure in response to staff comments or the filing reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Company may not assert staff comments as a defense in any proceeding initiated by the commission or any person under the U.S. federal securities laws. The Company also acknowledges that the Division of Enforcement has access to all information the Company provides to the staff of the Division of Investment Management in connection with its review of the filing or in response to its comments on the filing.

                  If your staff has any questions or comments concerning the Amendment, they should call me at (212) 735-2790.

                                                     Very truly yours,


                                                     s/s Richard T. Prins



Enclosures

cc:  Bruce Alpert
     Arlene Lonergan